Lease (Details) - Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Minimum Future Annual Payments Under Non Cancellable Leases [Abstract]
2024	$ 350,809	$ 404,745
2025	56,916	351,352
2026		56,916
2027
Thereafter
Total future minimum lease payments, undiscounted	710,733	813,013
Less: Imputed interest	(2,711)	(3,730)
Present value of future minimum lease payments	$ 708,022	$ 809,283